CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.9%
COMMUNICATION SERVICES - 1.5%
Entertainment - 1.2%
Endeavor Group Holdings Inc., Class A Shares	1,418,480	$31,816,507	*

Media - 0.3%
Klaviyo Inc.	304,189	6,384,069	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		38,200,576

CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.6%
Fox Factory Holding Corp.	140,675	16,612,311	*

Hotels, Restaurants & Leisure - 0.8%
Expedia Group Inc.	177,936	20,338,085	*

Internet & Direct Marketing Retail - 4.2%
Etsy Inc.	113,709	15,644,084	*
Global-e Online Ltd.	488,424	14,638,068	*
MercadoLibre Inc.	64,732	76,493,157	*

Total Internet & Direct Marketing Retail		106,775,309

Specialty Retail - 3.4%
Burlington Stores Inc.	173,300	39,829,539	*
Lowe’s Cos. Inc.	220,830	45,987,847

Total Specialty Retail		85,817,386

Textiles, Apparel & Luxury Goods - 2.0%
Crocs Inc.	424,412	51,680,649	*

TOTAL CONSUMER DISCRETIONARY		281,223,740

CONSUMER STAPLES - 10.3%
Beverages - 5.2%
Constellation Brands Inc., Class A Shares	232,711	53,877,250
Monster Beverage Corp.	769,210	80,059,377	*

Total Beverages		133,936,627

Food & Staples Retailing - 4.7%
Casey’s General Stores Inc.	182,005	42,936,800
Performance Food Group Co.	1,249,060	76,592,359	*

Total Food & Staples Retailing		119,529,159

Personal Products - 0.4%
Coty Inc., Class A Shares	1,127,100	11,225,916	*

TOTAL CONSUMER STAPLES		264,691,702

See Notes to Schedule of Investments.

ClearBridge Select Fund 2023 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 4.9%
Energy Equipment & Services - 1.2%
Baker Hughes Co.	974,237	$30,922,282

Oil, Gas & Consumable Fuels - 3.7%
Chesapeake Energy Corp.	264,002	22,894,253
Pioneer Natural Resources Co.	311,470	71,747,115

Total Oil, Gas & Consumable Fuels		94,641,368

TOTAL ENERGY		125,563,650

FINANCIALS - 5.7%
Banks - 1.1%
First Republic Bank	199,773	28,144,020

Capital Markets - 3.4%
CME Group Inc.	201,200	35,543,992
KKR & Co. Inc.	914,751	51,052,254

Total Capital Markets		86,596,246

Insurance - 1.2%
American Equity Investment Life Holding Co.	679,300	32,368,645

TOTAL FINANCIALS		147,108,911

HEALTH CARE - 13.2%
Biotechnology - 2.8%
Alnylam Pharmaceuticals Inc.	54,263	12,285,143	*
Horizon Therapeutics PLC	418,560	45,924,403	*
Moderna Inc.	46,854	8,249,115	*
Ultragenyx Pharmaceutical Inc.	107,360	4,866,629	*

Total Biotechnology		71,325,290

Health Care Equipment & Supplies - 2.7%
Insulet Corp.	239,605	68,843,309	*

Health Care Providers & Services - 3.6%
HealthEquity Inc.	436,403	26,555,122	*
Progyny Inc.	509,400	17,518,266	*
Surgery Partners Inc.	1,479,274	49,111,897	*

Total Health Care Providers & Services		93,185,285

Health Care Technology - 0.4%
Doximity Inc., Class A Shares	304,700	10,746,769	*

Life Sciences Tools & Services - 3.7%
Charles River Laboratories International Inc.	192,460	46,815,895	*
PerkinElmer Inc.	86,655	11,917,662
Syneos Health Inc.	973,106	34,953,968	*

Total Life Sciences Tools & Services		93,687,525

TOTAL HEALTH CARE		337,788,178

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2023 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INDUSTRIALS - 14.9%
Aerospace & Defense - 1.4%
L3Harris Technologies Inc.	170,940	$36,721,331

Air Freight & Logistics - 0.8%
GXO Logistics Inc.	373,120	19,525,370	*

Building Products - 0.9%
Trex Co. Inc.	454,685	23,970,993	*

Commercial Services & Supplies - 2.3%
Copart Inc.	860,149	57,294,525	*

Construction & Engineering - 3.4%
WillScot Mobile Mini Holdings Corp.	1,804,400	87,441,224	*

Electrical Equipment - 2.9%
nVent Electric PLC	652,350	25,930,913
Shoals Technologies Group Inc., Class A Shares	916,860	25,571,225	*
Vertiv Holdings Co.	1,488,840	21,171,305

Total Electrical Equipment		72,673,443

Road & Rail - 0.7%
Lyft Inc., Class A Shares	502,800	8,170,500	*
XPO Inc.	236,420	9,423,701	*

Total Road & Rail		17,594,201

Trading Companies & Distributors - 2.5%
H&E Equipment Services Inc.	493,887	25,133,909
MSC Industrial Direct Co. Inc., Class A Shares	479,760	39,676,152

Total Trading Companies & Distributors		64,810,061

TOTAL INDUSTRIALS		380,031,148

INFORMATION TECHNOLOGY - 23.7%
Electronic Equipment, Instruments & Components - 0.0%††
Brain Corp.	263,750	1,087,829	*(a)(b)(c)

IT Services - 1.9%
Paymentus Holdings Inc., Class A Shares	557,712	4,846,517	*
Shopify Inc., Class A Shares	593,400	29,236,818	*
Snowflake Inc., Class A Shares	88,100	13,782,364	*

Total IT Services		47,865,699

Semiconductors & Semiconductor Equipment - 3.2%
Marvell Technology Inc.	160,312	6,917,463
NVIDIA Corp.	165,087	32,253,047
ON Semiconductor Corp.	443,833	32,599,534	*
SolarEdge Technologies Inc.	28,769	9,181,051	*

Total Semiconductors & Semiconductor Equipment		80,951,095

Software - 15.1%
Adobe Inc.	51,996	19,256,199	*
Clear Secure Inc., Class A Shares	166,714	5,233,153
Confluent Inc., Class A Shares	168,727	3,897,594	*
Databricks Inc.	217,734	11,310,680	*(a)(b)(c)

See Notes to Schedule of Investments.

ClearBridge Select Fund 2023 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
Software - (continued)
Datadog Inc., Class A Shares			58,726	$4,393,292	*
DataRobot Inc.			279,847	1,212,620	*(a)(b)(c)
DocuSign Inc.			393,026	23,833,097	*
Everbridge Inc.			525,100	16,782,196	*
Fortinet Inc.			1,068,335	55,916,654	*
Gitlab Inc., Class A Shares			446,393	22,056,278	*
HubSpot Inc.			114,908	39,874,225	*
New Relic Inc.			285,374	17,422,083	*
Paycor HCM Inc.			509,718	12,799,019	*
SentinelOne Inc., Class A Shares			461,883	6,969,815	*
ServiceNow Inc.			200,439	91,225,802	*
Sprout Social Inc., Class A Shares			294,753	18,855,349	*
Varonis Systems Inc.			469,010	12,119,218	*
Workday Inc., Class A Shares			127,010	23,043,424	*

Total Software				386,200,698

Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc.			630,764	91,012,937

TOTAL INFORMATION TECHNOLOGY				607,118,258

MATERIALS - 1.5%
Construction Materials - 1.5%
Summit Materials Inc., Class A Shares			1,202,358	39,509,484	*

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Lamar Advertising Co., Class A Shares			479,040	51,036,921
SBA Communications Corp.			230,541	68,592,864

Total Equity Real Estate Investment Trusts (REITs)				119,629,785

Real Estate Management & Development - 1.5%
CBRE Group Inc., Class A Shares			443,571	37,929,756	*

TOTAL REAL ESTATE				157,559,541

TOTAL COMMON STOCKS (Cost - $1,947,911,938)				2,378,795,188

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.5%
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.5%

Live Nation Entertainment Inc., Senior Notes (Cost - $12,431,114)	3.125%	1/15/29	$11,874,000	12,764,550	(d)

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2023 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Caris Life Sciences Inc., Series C	—		837,315	$1,349,132	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—		225,000	362,534	*(a)(b)(c)

TOTAL HEALTH CARE				1,711,666

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Brain Corp.	—		631,998	2,606,657	*(a)(b)(c)

TOTAL PREFERRED STOCKS (Cost - $7,467,593)				4,318,323

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Palo Alto Networks Inc., Call @ $160.00 (Cost - $108,542)	3/17/23	312	$4,949,568	265,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,967,919,187)				2,396,143,261

	RATE		SHARES
SHORT-TERM INVESTMENTS - 6.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%		118,273,177	118,273,177	(e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.326%		50,688,504	50,688,504	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $168,961,681)				168,961,681

TOTAL INVESTMENTS - 100.2% (Cost - $2,136,880,868)				2,565,104,942
Liabilities in Excess of Other Assets - (0.2)%				(5,820,627)

TOTAL NET ASSETS - 100.0%				$2,559,284,315

See Notes to Schedule of Investments.

ClearBridge Select Fund 2023 Quarterly Report	5

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2023, the total market value of investments in Affiliated Companies was $50,688,504 and the cost was $50,688,504 (Note 2).

At January 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
ON Semiconductor Corp., Call (Premiums received - $192,891)	2/17/23	$75.00	865	$6,353,425	$(245,660)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Select Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$31,816,507	—	$6,384,069	$38,200,576
Information Technology	593,507,129	—	13,611,129	607,118,258
Other Common Stocks	1,733,476,354	—	—	1,733,476,354
Convertible Bonds & Notes	—	$12,764,550	—	12,764,550
Preferred Stocks:
Health Care	—	—	1,711,666	1,711,666
Information Technology	—	—	2,606,657	2,606,657
Purchased Options	265,200	—	—	265,200

Total Long-Term Investments	2,359,065,190	12,764,550	24,313,521	2,396,143,261

Short-Term Investments†	168,961,681	—	—	168,961,681

Total Investments	$2,528,026,871	$12,764,550	$24,313,521	$2,565,104,942

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$245,660	—	—	$245,660

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2023. The following transactions were effected in such company for the period ended January 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$34,042,182	$78,859,504	78,859,504	$62,213,182	62,213,182	—	$409,402	—	$50,688,504

9

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2023	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	03/21	$1,152,587	$1,087,829	$4.12	0.05%
Brain Corp., Preferred Shares	631,998	04/20,11/20	3,334,103	2,606,657	4.12	0.10
Caris Life Sciences Inc., Series C, Preferred Shares	837,315	10/20	2,310,990	1,349,132	1.61	0.05
Caris Life Sciences Inc., Series D, Preferred Shares	225,000	05/21	1,822,500	362,534	1.61	0.01
Databricks Inc., Common Shares	217,734	08/21	15,999,994	11,310,680	51.95	0.44
DataRobot Inc., Common Shares	279,847	10/20	3,677,749	1,212,620	4.33	0.05
Klaviyo Inc., Common Shares	304,189	05/21	10,154,267	6,384,069	20.99	0.25

			$38,452,190	$24,313,521		0.95%

10